Leases Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Fixed	$ 225	$ 183	$ 224
Contingent	142	101	98
Operating Leases, Rent Expense, Net	$ 367	$ 284	$ 322